Cover	Mar. 03, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K (the “Original Form 8-K”) filed by Ault Alliance, Inc. (formerly BitNile Holdings Inc.) (the “Company”) dated December 19, 2022 and filed with the Securities and Exchange Commission on December 19, 2022. This Amendment No. 1 is solely for the purpose of providing the financial statements and information required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K in connection with the Company’s previously reported acquisition of Circle 8 Crane Services LLC. Items included in the Original Form 8-K, including exhibits, that are not included herein are not amended and remain in effect as of the date of filing of the Original Form 8-K.
Document Period End Date	Mar. 03, 2023
Entity File Number	001-12711
Entity Registrant Name	AULT ALLIANCE, INC.
Entity Central Index Key	0000896493
Entity Tax Identification Number	94-1721931
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1141 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AULT
Security Exchange Name	NYSE
13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	AULT PRD
Security Exchange Name	NYSE